UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 3438 Peachtree Road NE., Suite 900
         Atlanta, GA 30326

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    404-751-3900

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               01/07/13
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           88

Form 13F Information Table Value Total:  $ 5,487,177
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F

                               December 31, 2012

                                                                                                            Voting Authority
                               Title of               Value      Shares/   Sh/ Put/ Invstmt   Other   ------------------------------
         Name of Issuer          class     CUSIP     (x$1000)    Prn Amt   Prn Call Dscretn  Managers    Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                       COM    H0023R105     185615   2,326,000  SH       Sole                1,504,829            821,171
Eaton Corporation plc             COM    G29183103     199642   3,684,798  SH       Sole                2,229,964          1,454,834
PartnerRe Ltd.                    COM    G6852T105       3557      44,198  SH       Sole                   32,198             12,000
Seagate Technology                COM    G7945M107        829      27,255  SH       Sole                   27,255
3M Company                        COM    88579Y101     168269   1,812,272  SH       Sole                1,148,154            664,118
AT&T Inc.                         COM    00206R102       1269      37,643  SH       Sole                   36,693                950
Abbott Laboratories               COM    002824100       3770      57,562  SH       Sole                   34,237             23,325
Allstate Corporation              COM    020002101        805      20,030  SH       Sole                   20,030
Apache Corporation                COM    037411105     129367   1,647,991  SH       Sole                1,050,312            597,679
Apple Inc.                        COM    037833100     231224     434,491  SH       Sole                  280,455            154,036
Bristol-Myers Squibb Co.          COM    110122108       1314      40,320  SH       Sole                   27,820             12,500
Capital One Financial Corp.       COM    14040H105     165764   2,861,446  SH       Sole                1,835,785          1,025,661
Casual Male Retail Group, Inc.    COM    148711302         74      17,615  SH       Sole                   17,615
CenturyLink, Inc.                 COM    156700106        987      25,240  SH       Sole                   25,240
Chevron Corp                      COM    166764100     194540   1,798,964  SH       Sole                1,094,827            704,137
Citigroup, Inc.                   COM    172967424     281998   7,128,352  SH       Sole                4,586,888          2,541,464
Coca-Cola Company                 COM    191216100        535      14,760  SH       Sole                   13,560              1,200
ConAgra Foods, Inc.               COM    205887102       1530      51,850  SH       Sole                   51,850
ConocoPhillips                    COM    20825C104        371       6,405  SH       Sole                    6,405
CryoLife Inc.                     COM    228903100        140      22,552  SH       Sole                   22,552
Cummins Inc.                      COM    231021106       1574      14,525  SH       Sole                   14,525
Deluxe Corporation                COM    248019101       1231      38,175  SH       Sole                   38,175
EarthLink, Inc.                   COM    270321102         65      10,000  SH       Sole                   10,000
Eli Lilly & Co.                   COM    532457108       7528     152,630  SH       Sole                  116,730             35,900
Entergy Corp                      COM    29364G103        956      14,995  SH       Sole                   14,995
Exelon Corp                       COM    30161N101       1356      45,605  SH       Sole                   44,405              1,200
Exxon Mobil Corporation           COM    30231G102      17863     206,395  SH       Sole                   99,845            106,550
Fifth Third Bancorp               COM    316773100       3818     251,173  SH       Sole                  137,473            113,700
Gannett Co. Inc.                  COM    364730101        180      10,000  SH       Sole                   10,000
General Dynamics Corp.            COM    369550108     183834   2,653,881  SH       Sole                1,789,277            864,604
Goldman Sachs Group Inc           COM    38141G104        782       6,132  SH       Sole                    6,132
Google Inc                        COM    38259P508     238000     336,453  SH       Sole                  221,899            114,554
Hasbro Inc.                       COM    418056107     124042   3,455,217  SH       Sole                2,093,779          1,361,438
Hess Corporation                  COM    42809H107     211405   3,991,783  SH       Sole                2,623,420          1,368,363
Hewlett-Packard Co                COM    428236103        483      33,860  SH       Sole                   33,860
IBM Corp                          COM    459200101     126460     660,191  SH       Sole                  405,955            254,236
Intel Corporation                 COM    458140100     127462   6,181,479  SH       Sole                3,791,591          2,389,888
JPMorgan Chase & Co               COM    46625H100       1673      38,050  SH       Sole                   36,550              1,500
Johnson & Johnson                 COM    478160104     127725   1,822,040  SH       Sole                1,244,621            577,419
Kopin Corporation                 COM    500600101         43      13,000  SH       Sole                   13,000
LSI Corporation                   COM    502161102         83      11,750  SH       Sole                   11,750
MGIC Investment Corp.             COM    552848103         30      11,100  SH       Sole                   11,100
Mattel Inc.                       COM    577081102     193692   5,289,229  SH       Sole                3,216,421          2,072,808
Merck & Co. Inc.                  COM    58933Y105     178957   4,371,193  SH       Sole                2,903,636          1,467,557
Microsoft Corporation             COM    594918104     204681   7,663,082  SH       Sole                5,035,711          2,627,371
Morgan Stanley                    COM    617446448     208723   0,916,454  SH       Sole                7,178,942          3,737,512
Nucor Corporation                 COM    670346105        706      16,365  SH       Sole                   16,365
On Track Innovations Ltd.         COM    M8791A109         15      10,400  SH       Sole                   10,400
Oracle Corporation                COM    68389X105     180310   5,411,470  SH       Sole                3,541,375          1,870,095
PRGX Global, Inc.                 COM    69357C503        119      18,500  SH       Sole                   18,500
Parker-Hannifin Corp.             COM    701094104     164329   1,931,924  SH       Sole                1,277,355            654,569
Polo Ralph Lauren Corp            COM    751212101       1121       7,477  SH       Sole                      877              6,600
Qualcomm Inc.                     COM    747525103     143669   2,322,490  SH       Sole                1,561,976            760,514
SPDR Energy Select Sector         COM    81369y506        466       6,525  SH       Sole                    6,525
SPDR Health Care Select Index     COM    81369Y209        273       6,850  SH       Sole                    6,850
SPDR S&P 500 ETF Trust            COM    78462F103        705       4,950  SH       Sole                    4,576                374
SPDR Technology Select Sector     COM    81369y803        201       6,950  SH       Sole                    6,950
SUPERVALU, Inc.                   COM    868536103        252     102,190  SH       Sole                  102,190
SkyPeople Fruit Juice, Inc.       COM    83086T208         52      25,800  SH       Sole                   25,800
Staples Inc.                      COM    855030102       3405     298,664  SH       Sole                  297,939                725
State Street Corp                 COM    857477103     111434   2,370,433  SH       Sole                1,457,656            912,777
Stryker Corporation               COM    863667101     175620   3,203,583  SH       Sole                1,934,889          1,268,694
TRW Automotive Hldgs Corp.        COM    87264S106       5979     111,530  SH       Sole                   44,380             67,150
United Technologies Corp          COM    913017109        260       3,175  SH       Sole                    3,175
Unum Group                        COM    91529Y106       3685     176,981  SH       Sole                  176,981
Vanguard Emer Mkts ETF            COM    922042858        207       4,647  SH       Sole                    4,647
Vanguard FTSE All-World ex-US     COM    922042775        322       7,040  SH       Sole                    7,040
Vanguard Growth ETF               COM    922908736        310       4,359  SH       Sole                    4,359
Vanguard Mid-Cap ETF              COM    922908629        245       2,971  SH       Sole                    2,936                 35
Vanguard Small-Cap ETF            COM    922908751        246       3,044  SH       Sole                    3,004                 40
Vanguard Value ETF                COM    922908744        286       4,868  SH       Sole                    4,788                 80
Verizon Communications, Inc.      COM    92343V104        989      22,845  SH       Sole                   14,045              8,800
Wal-Mart Stores, Inc.             COM    931142103     205469   3,011,411  SH       Sole                1,982,941          1,028,470
Western Digital Corp.             COM    958102105     268535   6,319,955  SH       Sole                4,095,236          2,224,719
Willbros Group, Inc.              COM    969203108         70      13,000  SH       Sole                   13,000
Zimmer Holdings Inc               COM    98956P102       3180      47,700  SH       Sole                   47,700
eBay Inc.                         COM    278642103     139377   2,732,890  SH       Sole                1,661,520          1,071,370
iShares S&P Sh Tm Nat AMT-Free    COM    464288158        499       4,700  SH       Sole                    4,700
Nokia Corporation                 ADR    654902204        783     198,190  SH       Sole                  197,690                500
Norsk Hydro ASA                   ADR    656531605        135      26,500  SH       Sole                   26,500
Novartis AG                       ADR    66987V109      55783     881,250  SH       Sole                      200            881,050
Petroleo Brasileiro SA ADR        ADR    71654V101        406      21,030  SH       Sole                   21,030
Royal Dutch Shell CL A            ADR    780259206     171014   2,480,254  SH       Sole                1,692,390            787,864
Sanofi ADS                        ADR    80105N105     165174   3,486,152  SH       Sole                2,094,209          1,391,943
Teva Pharmaceutical               ADR    881624209     145185   3,888,197  SH       Sole                3,451,612            436,585
Vale S.A.                         ADR    91912E105        904      43,125  SH       Sole                   42,925                200
Aston/Cornerstone Large Cap Fu    MF     00078H844        742      66,744  SH       Sole                   66,744
Vanguard Intermediate Term Bon    MF     921937306        468      39,129  SH       Sole                   39,129
REPORT SUMMARY                    88     DATA RECORDS   5,487,177                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED